Mortgage Loans Acquired for Sale at Fair Value	12 Months Ended
Dec. 31, 2016
Mortgage Loans On Real Estate [Abstract]
Mortgage Loans Acquired for Sale at Fair Value

Note 10—Mortgage Loans Acquired for Sale at Fair Value

Mortgage loans acquired for sale at fair value is comprised of recently originated mortgage loans purchased by the Company for resale. Following is a summary of the distribution of the Company’s mortgage loans acquired for sale at fair value:

Mortgage loan type	December 31, 2016	December 31, 2015
	(in thousands)
Conventional:
Agency-eligible	$847,810	$540,947
Jumbo	6,042	54,613
Held for sale to PLS — Government insured or guaranteed	804,616	669,288
Commercial real estate	8,961	14,590
Repurchased pursuant to representations and warranties	5,683	4,357
	$1,673,112	$1,283,795
Mortgage loans pledged to secure:
Assets sold under agreements to repurchase	$1,627,010	$1,204,462
Mortgage loan participation and sale agreements	26,738	—
Federal Home Loan Bank (“FHLB”) advances	—	63,993
	$1,653,748	$1,268,455

The Company is not approved by Ginnie Mae as an issuer of Ginnie Mae-guaranteed securities which are backed by government-insured or guaranteed mortgage loans. The Company transfers government-insured or guaranteed mortgage loans that it purchases from correspondent lenders to PLS, which is a Ginnie Mae-approved issuer, and earns a sourcing fee ranging from two to three and one-half basis points, generally based on the average number of calendar days that mortgage loans are held prior to purchase by PLS.